Description of Business and Significant Accounting Policies (Details)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Australian Dollar [Member]
Accounting Polices [Line Items]
Foreign Currency Exchange Rate, Translation	1.06	1.13		0.96
Average Foreign Currency Exchange Rate Translation	1.09	1.04	0.99	0.97
Philippine Peso [Member]
Accounting Polices [Line Items]
Foreign Currency Exchange Rate, Translation	43.77	44.45		41.19
Average Foreign Currency Exchange Rate Translation	44.56	42.55	41.37	42.35
Hong Kong Dollar [Member]
Accounting Polices [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	7.75		7.75
Average Foreign Currency Exchange Rate Translation	7.76	7.76	7.76	7.76
Thai baht [Member]
Accounting Polices [Line Items]
Foreign Currency Exchange Rate, Translation	32.52	32.92		30.84
Average Foreign Currency Exchange Rate Translation	32.61	30.80	29.93	31.21